LOSS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Earnings Per Share [Abstract]
Schedule of earnings per share

A summary of the net income (loss) and shares used to compute net income (loss) per share for the three-month and six-month periods ended March 31, 2017 and 2016 is as follows:

	Three months ended March 31,
	2017	2016
Net Loss for computation of basic and diluted net loss per share:
Net loss	$(1,452,000)	$(142,700)
Basic and Diluted net loss per share:
Basic net loss per share	$(0.61)	$(0.28)

Basic and Diluted weighted average shares outstanding	2,372,394	513,345

Anti-dilutive common equivalent shares not included in the computation of dilutive net loss per share:
Convertible debt	-	416,358
Warrants	7,032	404,694
Options	334,428	71,150

	Six months ended March 31,
	2017	2016
Net Loss for computation of basic and diluted net loss per share:
Net loss	$(2,892,200)	$(3,594,000)
Basic and Diluted net loss per share:
Basic net loss per share	$(1.29)	$(7.01)

Basic and Diluted weighted average shares outstanding	2,236,728	512,716

Anti-dilutive common equivalent shares not included in the computation of dilutive net loss per share:
Convertible debt	-	366,170
Warrants	7,093	219,461
Options	329,766	71,150

A summary of the net income (loss) and shares used to compute net income (loss) per share for the fiscal years ended September 30, 2016 and 2015 is as follows:

	2016	2015
Net Loss for computation of basic and diluted net loss per share:
Net loss	$(5,940,900)	$(3,379,400)
Basic and Diluted net loss per share:
Basic net loss per share	$(9.26)	$(6.64)

Basic and Diluted weighted average shares outstanding	641,844	509,066

Anti-dilutive common equivalent shares not included in the computation of dilutive net loss per share:
Convertible debt	1,441,344	50,348
Warrants	3,484	4,132
Options	74,588	63,634